CREDIT FACILITY AND LONG-TERM DEBT (Summary of Long-Term Debt) (Details) - USD ($)		Nov. 24, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 22, 2016	Nov. 24, 2016	Dec. 31, 2015	Nov. 30, 2015	Aug. 15, 2014	Mar. 25, 2014	Oct. 31, 2012	Feb. 09, 2012
Debt Instrument [Line Items]
Line of Credit Facility, Available Increase In Borrowing Capacity				$ 2,750,000,000
Long-term debt			$ 1,626,743,000	1,576,559,000			$ 1,236,720,000
Long-term Debt, Gross				1,601,836,000			1,268,937,000
Deferred financing costs, net				25,277,000			32,217,000
Less—Current maturities			0	0			0
Total long-term debt				1,576,559,000			1,236,720,000
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt							500,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt				350,000,000			0
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				35,000,000			0
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				2,635,000,000				$ 2,600,000,000	$ 2,500,000,000		$ 1,610,000,000
Long-term Line of Credit				350,000,000			0
Line of Credit [Member] | Rail Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit				0			67,491,000
Catalyst Lease Obligation [Member]
Debt Instrument [Line Items]
Long-term debt				45,969,000
Long-term Debt, Gross	[1]						31,802,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term debt							31,802,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 675,500,000
Long-term debt				670,867,000			669,644,000
Long-term Debt, Gross	[2]						669,644,000
Long-term Line of Credit			350,000,000	350,000,000			0
Debt fixed interest rate												8.25%
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Proceeds from Debt, Net of Issuance Costs		$ 490,000,000
Debt Instrument, Face Amount		$ 500,000,000
Long-term debt			$ 500,000,000	500,000,000
Long-term Debt, Gross	[3]						500,000,000
Debt fixed interest rate		7.00%				0.25%
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 35,000,000
Long-term Debt, Gross				35,000,000
Long-term Line of Credit							$ 0
PBF Rail Logistics Company LLC [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 250,000,000
Paulsboro Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 140,000
Debt fixed interest rate				2.20%
Delaware City Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 210,000
Debt fixed interest rate				1.95%
Toledo Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 331,000
Debt fixed interest rate				1.99%
Chalmette Catalyst Lease [Member] | Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt Instrument, Fee Amount				$ 185,000
Debt fixed interest rate				3.85%

[1]	Catalyst leases are valued using a market approach based upon commodity prices for similar instruments quoted in active markets and are categorized as a Level 2 measurement. The Company has elected the fair value option for accounting for its catalyst lease repurchase obligations as the Company's liability is directly impacted by the change in fair value of the underlying catalyst.
[2]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
[3]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.